STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value	Black-Scholes
Expected dividend yield	0.00%
Expected volatility, minimum	96.00%	107.00%	77.00%
Expected volatility, maximum	109.00%	113.00%	217.00%
Risk-free interest rate, minimum	1.46%	0.94%	0.13%
Risk-free interest rate, maximum	2.08%	1.86%	2.26%
Unrecognized compensation expense related to non-vested market-based share awards	$ 577,277	$ 384,591
Expected to be recognized	35 months	2 years 10 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	5 years	3 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	7 years 3 months	10 years	10 years